Investments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of joint ventures [line items]
Non-current investments accounted for at fair value	$ 89,826	$ 45,001
Anglo Eastern Univan Group Limited
Disclosure of joint ventures [line items]
Non-current investments accounted for at fair value	$ 45,000
Proportion of ownership interest in investment	0.10
Dividends received	$ 5,400
SwissMarine | Golden Ocean Group Limited
Disclosure of joint ventures [line items]
Non-current investments accounted for at fair value	$ 44,800
Proportion of ownership interest in investment	0.1592